Financial Instruments - Schedule of Outstanding Derivative Financial Instruments (Details) - Derivatives [member] R$ in Millions, $ in Millions	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 BRL (R$)
USD – BRL [Member]
Schedule of Outstanding Derivative Financial Instruments [Line Items]
Notional value (in Dollars) | $		$ 18
Due date	2026	2026
Outstanding derivative financial instruments	R$ 7
USD – BRL One [Member]
Schedule of Outstanding Derivative Financial Instruments [Line Items]
Notional value (in Dollars) | $		$ 109
Due date	2027	2027
Outstanding derivative financial instruments	R$ 59
IPCA – BRL [Member]
Schedule of Outstanding Derivative Financial Instruments [Line Items]
Due date	2028, 2029 and 2031	2028, 2029 and 2031
Outstanding derivative financial instruments	R$ 314		267
Notional value	R$ 1,972
Fixed rate x CDI [Member]
Schedule of Outstanding Derivative Financial Instruments [Line Items]
Due date	2027	2027
Outstanding derivative financial instruments	R$ (10)		(5)
Notional value	R$ 879
Fixed rate x CDI One [Member]
Schedule of Outstanding Derivative Financial Instruments [Line Items]
Due date	2027	2027
Outstanding derivative financial instruments	R$ 1		2
Notional value	R$ 14
Fixed rate x CDI Two [Member]
Schedule of Outstanding Derivative Financial Instruments [Line Items]
Due date	2027	2027
Outstanding derivative financial instruments	R$ 1		2
Notional value	15
Derivatives - Fair value hedge [Member]
Schedule of Outstanding Derivative Financial Instruments [Line Items]
Outstanding derivative financial instruments	R$ 372		R$ 266